The components of the notes payable (Tables)	12 Months Ended
Sep. 30, 2016
The components of the notes payable
The components of the notes payable

The components of the notes payable, including the note payable to related party, at September 30, 2016 are as follows:

	Principal	Unamortized
	Amount	Discount	Net

Notes payable	$858,988	$(1,769)	$857,219
Notes payable – related party	30,000	—	30,000
	$888,988	$(1,769)	$887,219

The components of the notes payable at September 30, 2015 are as follows:

	Principal	Unamortized
	Amount	Discount	Net

Notes payable	$1,245,344	$(77,157)	$1,168,187
Notes payable – related party	30,000	(4,438)	25,562
	$1,275,344	$(81,595)	$1,193,749